Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Independent Directors [Member]
Statement [Line Items]
Total honorariums	$ 12,000	$ 0
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid under contract for services	415,000	360,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid under contract for services	$ 238,144	$ 241,660